MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.3 - Schedule 1

Rebuttal Findings 06.24.2021
Seller:

Deal ID:

Total Loan Count: 10
Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
552181	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Post-Consummation CD delivery date Borrower paid amount-

The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii), creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX after providing funds to close in the amount of $XXXX. The fees appear to be in the following sections: B, C, E and F. The fees in sections B and E are subject to tolerance, but decreased.

Response 1 (XX/XX/XXXX 6:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Other-

There are additional employment/income findings. The loan file was missing the self employment analysis worksheet as required.

Response 1 (XX/XX/XXXX 8:48AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required.

Response 1 (XX/XX/XXXX 6:47PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Income - Missing P&L-

Self-Employed Borrower. Missing most current Profit and Loss Statement as required by Appendix Q.

Response 1 (XX/XX/XXXX 2:51PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Appraisal - Value is supported within 10% of original appraisal amount-

The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.

(Clear) Appraisal - Other-

There are additional appraisal findings. The subject property was located in XXXX County which was declared a disaster area due to wildfires on XX/XX/XXXX. The appraisal in the loan file was completed on XX/XX/XXXX which was prior to the disaster declaration; therefore a re-cert of the property is required.

Response 1 (XX/XX/XXXX 8:47AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

										3	1	3	1	3	1	2	1	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A
552890	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

Response 1 (XX/XX/XXXX 2:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX, was mailed and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. The CD issued XX/XX/XXXX was only signed by the NBS, there was no evidence receipt provided in the loan file for the Borrower. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 2:06PM)
The documentation provided is not sufficient to cure the finding. The document provided was the initial CD issued XX/XX/XXXX; however, the defect was for the revised CD issued XX/XX/XXXX which was signed by the Non-Borrowing Spouse but not by the Borrower. Please provide evidence the Borrower received the CD issued XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX 1:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX 2:54PM) Signed Closure Letter not received. (Upheld) Response 2 (XX/XX/XXXX 6:37AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount-

The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.

(Clear) Appraisal - Other-

There are additional appraisal findings. The subject property was located in XXXX County which was declared a disaster area due to Hurricane XXXX on XX/XX/XXXX. The appraisal in the file was completed on XX/XX/XXXX which was prior to the disaster declaration; therefore a re-cert of the property is required.

Response 1 (XX/XX/XXXX 2:57PM)
Documentation received is sufficient. (Resolved)

									Credit score of XXX exceeds the minimum required by guidelines of XXX Total residual income is $XXXX per month. DTI of XX% is below maximum of XX%.. Verified post-closing reserves of $XXXX or XX months. Minimum required per guidelines is 12 months LTV of XX% is below maximum of XX%.	3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
553256	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 12:28PM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Missing-

A VVOE is missing from the loan file. The loan file is missing a VVOE for both the borrower and co-borrower. The loan file did not contain the prior VVOE for the borrower and the current VVOE for the co-borrower to verify the employment of the borrowers.

Response 1 (XX/XX/XXXX 1:13PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Gift Letter - No Evidence of Funds-

No evidence of the transfer of gift funds from the donor to the borrower was located in the file. The gift letters reflects funds would be transferred to the title company; however, no evidence of the funds to the title company were in the loan file.

Response 1 (XX/XX/XXXX 1:02PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Borrower - Residency Alien Documentation-

The borrower indicates Resident Alien status, however, the file contains no evidence documenting status as legally. The loan file contains an expired Permanent Resident Alien card but did not have any current verification of the borrower's status.

Response 1 (XX/XX/XXXX 1:06PM)
Documentation provided is sufficient to resolve the finding. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraisal.	Credit score of XXX exceeds the minimum required by guidelines of 700. DTI of XX% is below maximum of XX%. Total residual income is $XXXX per month.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
553388	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non-Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 10:19AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX, and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Loan Discount Points on the CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 10:20AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Additional Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 2 (XX/XX/XXXX 9:03AM)
The documentation provided is not sufficient to cure the finding. Please provided proof of delivery. (Upheld)

Response 3 (XX/XX/XXXX 1:02PM)
Please provide the Mailing Label that reflects the refund check was sent to the borrower. (Upheld)

Response 4 (XX/XX/XXXX 8:11AM)
The business statement provided is not sufficient to cure the finding. Please provide the USPS, Fed Ex, UPS, DHL, or any other shipping company's shipping label that reflects the borrower was sent the LOE, PCCD, and refund. (Upheld)

Response 5 (XX/XX/XXXX 11:03AM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX 10:27AM)
The documentation provided is not sufficient to cure the finding. The COC provided stated the additional appraisal fee was added as required for the loan product type; however, there was no change to the loan product type to support a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv) (Upheld)

(Clear) Income - Other-

There are additional employment/income findings. The loan file was missing the self employment analysis worksheet as required.

Response 1 (XX/XX/XXXX 4:40PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The borrower owned an additional property at XXXX; however the taxes and insurance was not verified in the loan file.

Response 1 (XX/XX/XXXX 6:07PM)
Upon further review, property is commercial and the borrower's place of business. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
553506	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Subordination Agreement - Missing-

All existing subordinate financing must be resubordinated. The subordination agreement for the existing subordinate lien is missing from the file. The underwriter requested a subordination agreement for the borrowers' solar. The amount of the solar is not in the loan file verifying the amount and payment.

Response 1 (XX/XX/XXXX 7:30PM)
UCC Termination form is required. (Upheld)

Response 2 (XX/XX/XXXX 10:10AM)
The document provided is sufficient to cure the exception. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax Transcripts were not provided as required. The loan file is missing the XXXX and XXXX tax transcripts as required.

Response 1 (XX/XX/XXXX 7:26PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX indicated a value of $XXXX which supported the appraised value of $XXXX within 10%.	Credit score of XXXX exceeds the minimum required by guidelines of 700 LTV of XX% is below maximum of 80%. Total residual income is $XXXX per month. DTI of XX% is below maximum of XX%. Verified post-closing reserves of $XXXX or 73 months. Minimum required per guidelines is 12 months Co-borrower has been with current employer for last 17 years 1 month. Borrower has been self-employed for 28 years.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
554181	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
554187	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 8:43AM)
The documentation provided is not sufficient to cure the finding. The Electronic Evidence Summary is not sufficient to cure the finding because the CD issued XX/XX/XXXX was not included in the loan file. Please provide the Initial CD. (Upheld)

Response 2 (XX/XX/XXXX 8:11AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Settlement agent Contact Information-

The CD issued on XX/XX/XXXX is missing the following Settlement Agent information from the Contact Information table: Email Address and/or Telephone Number. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)

Response 1 (XX/XX/XXXX 8:47AM)
The documentation provided is not sufficient to cure the finding. The Settlement Agent's contact information was typed on the CD issued XX/XX/XXXX; however, the missing information should be corrected on a PCCD and provided to the Borrower along with an LOE. Please provide a PCCD, LOE, and proof of delivery. (Upheld)

Response 2 (XX/XX/XXXX 1:58PM)
The documentation provided is not sufficient to cure the finding. The document provided was a copy of an email sent to the Borrower with evidence of an attachment of a Final CD; however, the PCCD was not provided and therefore it can not be determine if the defect was cured on the PCCD. Please provide a copy of the PCCD.(Upheld)

Response 3 (XX/XX/XXXX 4:47PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for both the borrower and co-borrower. Response 1 (XX/XX/XXXX 11:07AM) Documentation received is sufficient. (Resolved) (Clear) Income - W2(s) Missing- W2's missing from the loan file. The loan file is missing the XXXX W2 for both the borrower and co-borrower. Response 1 (XX/XX/XXXX 11:08AM) Please provide W2 transcripts if W2's not available. (Upheld) Response 2 (XX/XX/XXXX 5:21PM) Exception received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.	Credit score of 774 exceeds the minimum required by guidelines of 700 LTV of 53.759% is below maximum of 90%. Total residual income is $42,541.59 per month. DTI of 23.732% is below maximum of 43%. Verified post-closing reserves of $308,969 or 46 months. Minimum required per guidelines is 12 months	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
554189	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).

Response 1 (XX/XX/XXXX 9:59AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii).

Response 1 (XX/XX/XXXX 9:59AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The 1003 reflects the borrower owns 3 additional properties; however, the PITI for each of them was not verified in the loan file.

Response 1 (XX/XX/XXXX 3:34PM)
Explanation received is sufficient. 1003 dated XX/XX/XXXX does not reflect additional property. (Resolved)

(Clear) Liabilities - Missing Debts/DTI Within Tolerance (43%)-

The DTI did not reflect all of the borrower's debts, however, the recalculated DTI is still within allowable tolerances (X%) or XX% MAX. The 1003 reflected the borrower has 3 additional properties which the PITI was not included in the DTI. The 1008 reflects a DTI of XX%. The recalculated DTIU utilizing the PITI as reflected on the 1003 yields a DTI of XX%.

Response 1 (XX/XX/XXXX 3:25PM)
Explanation and documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal which supports the appraisal within 10%.	Credit score of XXX exceeds the minimum required by guidelines of 700. LTV of XX% is below maximum of 80%. DTI of XX% is below maximum of 43%. Total residual income is $XXXX per month. Verified post-closing reserves of $XXXX or 121 months. Minimum required per guidelines is 15 months. Borrower has 20 years in the same profession.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
554259	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Return Documentation Incomplete-

Tax returns for the previous two (2) years (including all schedules and W2 forms) were not obtained or were not properly retained in the file. The 2018 tax returns in the loan file were not signed as required.

Response 1 (XX/XX/XXXX 3:18PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet as required by Appendix Q. The co borrower is self employed with income reported on the Schedule C which was used for qualifying.

Response 1 (XX/XX/XXXX 3:16PM)
Exception received is sufficient. (Resolved)

								(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.	Credit score of XXX exceeds the minimum required by guidelines of 700 LTV of XX% is below maximum of 90%. Total residual income is $XXXX per month. DTI of XX% is below maximum of 43%. Verified post-closing reserves of $XXXX or 31 months. Minimum required per guidelines is 12 months	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
554569	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A